MainStay ICAP Global Fund (Prospectus Summary): | MainStay ICAP Global Fund
MainStay ICAP Global Fund

THE MAINSTAY GROUP OF FUNDS

MainStay 130/30 Core Fund	MainStay 130/30 International Fund	MainStay Balanced Fund
MainStay Common Stock Fund	MainStay Government Fund	MainStay MAP Fund
MainStay ICAP Global Fund	MainStay Intermediate Term Bond Fund	MainStay International Equity Fund
MainStay Short Term Bond Fund		MainStay Tax Free Bond Fund

Supplement dated December 23, 2011 (“Supplement”) to the Summary Prospectuses

and Prospectuses, each dated February 28, 2011, as supplemented

At a meeting held on December 14, 2011, each Fund’s Board of Trustees , including the Independent Trustees, approved the following changes to each Fund’s investment objective, effective February 28, 2012:

Fund Name	Current Investment Objective	New Investment Objective
MainStay 130/30 Core Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay 130/30 International Fund	The Fund seeks to provide long-term growth of capital, with income as a secondary objective.	The Fund seeks to provide long-term growth of capital.
MainStay Balanced Fund	The Fund seeks high total return.	The Fund seeks total return.
MainStay Common Stock Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay Government Fund	The Fund seeks a high level of current income, consistent with safety of principal.	The Fund seeks current income.
MainStay MAP Fund	The Fund seeks long-term appreciation of capital. The Fund also seeks to earn income but this is a secondary objective.	The Fund seeks long-term appreciation of capital.
MainStay ICAP Global Fund	The Fund seeks a superior total return.	The Fund seeks total return.
MainStay Intermediate Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, moderate risk to principal and investment in debt securities.	The Fund seeks total return.
MainStay International Equity Fund

The Fund to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non U.S. equity securities.  Current income is a secondary objective.

The Fund seeks to provide long-term growth of capital.
MainStay Short Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, preservation of capital and investment in short-term debt securities.	The Fund seeks total return.
MainStay Tax Free Bond Fund	The Fund seeks to provide a high level of current income free from regular federal income tax, consistent with the preservation of capital.	The Fund seeks current income exempt from regular federal income tax.

The revisions to each Fund’s investment objectives will not affect the respective Fund’s principal investment strategies or principal risks.  Shareholder approval of these changes is not required.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.